Accounts payable and accrued liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts payable and accrued liabilities
Trade payable	$ 118,481	$ 362,198
Sales tax payable	487,901	653,792
Accrued liabilities	784,125	824,102
Total accounts payable	$ 1,390,507	$ 1,840,092